Other information Other information - Supplemental cash flow information (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash paid during the year for:
Interest	CAD 5,615	CAD 5,895
Cash received during the year for:
Interest	CAD 162	CAD 194